Convertible Notes - Schedule of Fair Value of the Convertible Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 10, 2025
1.10x [Member]
Debt Conversion [Line Items]
Convertible note	$ 10,478	$ 10,613
1.17x [Member]
Debt Conversion [Line Items]
Convertible note	11,126	11,124
1.20x [Member]
Debt Conversion [Line Items]
Convertible note	$ 11,415	$ 11,415